INTANGIBLE ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amortization expense
Software license [member]
IfrsStatementLineItems [Line Items]
Amortization expense	¥ 2,000	¥ 1,000